Derivative Instruments and Hedging Activities (Written Credit Derivatives by External Credit Rating of the Underlying Asset) (Details) In Billions	Mar. 31, 2011 AAA Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 AAA Rating [Member] Single-Name Credit Default Swaps [Member] USD ($)	Mar. 31, 2010 AAA Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 AAA Rating [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 AAA Rating [Member] Credit Default Indices [Member] USD ($)	Mar. 31, 2010 AAA Rating [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 AAA Rating [Member] Other Credit-Risk Related Portfolio Products [Member] USD ($)	Mar. 31, 2011 AAA Rating [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2010 AAA Rating [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2011 AAA Rating [Member] Credit-Risk Related Options and Swaptions [Member] JPY (¥)	Mar. 31, 2011 AAA Rating [Member] Credit-Risk Related Options and Swaptions [Member] USD ($)	Mar. 31, 2010 AAA Rating [Member] Credit-Risk Related Options and Swaptions [Member] JPY (¥)	Mar. 31, 2011 AAA Rating [Member] Total [Member] JPY (¥)	Mar. 31, 2011 AAA Rating [Member] Total [Member] USD ($)	Mar. 31, 2010 AAA Rating [Member] Total [Member] JPY (¥)	Mar. 31, 2011 AA Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 AA Rating [Member] Single-Name Credit Default Swaps [Member] USD ($)	Mar. 31, 2010 AA Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 AA Rating [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 AA Rating [Member] Credit Default Indices [Member] USD ($)	Mar. 31, 2010 AA Rating [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 AA Rating [Member] Other Credit-Risk Related Portfolio Products [Member] USD ($)	Mar. 31, 2010 AA Rating [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2011 AA Rating [Member] Credit-Risk Related Options and Swaptions [Member] JPY (¥)	Mar. 31, 2010 AA Rating [Member] Credit-Risk Related Options and Swaptions [Member] JPY (¥)	Mar. 31, 2011 AA Rating [Member] Total [Member] JPY (¥)	Mar. 31, 2011 AA Rating [Member] Total [Member] USD ($)	Mar. 31, 2010 AA Rating [Member] Total [Member] JPY (¥)	Mar. 31, 2011 A Rating [Member] Single-Name Credit Default Swaps [Member] USD ($)	Mar. 31, 2011 A Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2010 A Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 A Rating [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 A Rating [Member] Credit Default Indices [Member] USD ($)	Mar. 31, 2010 A Rating [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 A Rating [Member] Other Credit-Risk Related Portfolio Products [Member] USD ($)	Mar. 31, 2010 A Rating [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2011 A Rating [Member] Credit-Risk Related Options and Swaptions [Member] USD ($)	Mar. 31, 2011 A Rating [Member] Credit-Risk Related Options and Swaptions [Member] JPY (¥)	Mar. 31, 2010 A Rating [Member] Credit-Risk Related Options and Swaptions [Member] JPY (¥)	Mar. 31, 2011 A Rating [Member] Total [Member] JPY (¥)	Mar. 31, 2011 A Rating [Member] Total [Member] USD ($)	Mar. 31, 2010 A Rating [Member] Total [Member] JPY (¥)	Mar. 31, 2011 BBB Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 BBB Rating [Member] Single-Name Credit Default Swaps [Member] USD ($)	Mar. 31, 2010 BBB Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 BBB Rating [Member] Credit Default Indices [Member] USD ($)	Mar. 31, 2011 BBB Rating [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2010 BBB Rating [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 BBB Rating [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2010 BBB Rating [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2011 BBB Rating [Member] Credit-Risk Related Options and Swaptions [Member] JPY (¥)	Mar. 31, 2011 BBB Rating [Member] Credit-Risk Related Options and Swaptions [Member] USD ($)	Mar. 31, 2010 BBB Rating [Member] Credit-Risk Related Options and Swaptions [Member] JPY (¥)	Mar. 31, 2011 BBB Rating [Member] Total [Member] JPY (¥)	Mar. 31, 2011 BBB Rating [Member] Total [Member] USD ($)	Mar. 31, 2010 BBB Rating [Member] Total [Member] JPY (¥)	Mar. 31, 2011 BB Rating [Member] Single-Name Credit Default Swaps [Member] USD ($)	Mar. 31, 2011 BB Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2010 BB Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 BB Rating [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 BB Rating [Member] Credit Default Indices [Member] USD ($)	Mar. 31, 2010 BB Rating [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 BB Rating [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2010 BB Rating [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2011 BB Rating [Member] Credit-Risk Related Options and Swaptions [Member] JPY (¥)	Mar. 31, 2011 BB Rating [Member] Credit-Risk Related Options and Swaptions [Member] USD ($)	Mar. 31, 2010 BB Rating [Member] Credit-Risk Related Options and Swaptions [Member] JPY (¥)	Mar. 31, 2011 BB Rating [Member] Total [Member] JPY (¥)	Mar. 31, 2011 BB Rating [Member] Total [Member] USD ($)	Mar. 31, 2010 BB Rating [Member] Total [Member] JPY (¥)	Mar. 31, 2011 Other Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)		Mar. 31, 2011 Other Rating [Member] Single-Name Credit Default Swaps [Member] USD ($)		Mar. 31, 2010 Other Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)		Mar. 31, 2011 Other Rating [Member] Credit Default Indices [Member] JPY (¥)		Mar. 31, 2011 Other Rating [Member] Credit Default Indices [Member] USD ($)		Mar. 31, 2010 Other Rating [Member] Credit Default Indices [Member] JPY (¥)		Mar. 31, 2011 Other Rating [Member] Other Credit-Risk Related Portfolio Products [Member] USD ($)		Mar. 31, 2011 Other Rating [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)		Mar. 31, 2010 Other Rating [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)		Mar. 31, 2011 Other Rating [Member] Credit-Risk Related Options and Swaptions [Member] USD ($)	Mar. 31, 2010 Other Rating [Member] Credit-Risk Related Options and Swaptions [Member] JPY (¥)		Mar. 31, 2011 Other Rating [Member] Total [Member] JPY (¥)		Mar. 31, 2011 Other Rating [Member] Total [Member] USD ($)		Mar. 31, 2010 Other Rating [Member] Total [Member] JPY (¥)		Mar. 31, 2011 Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 Single-Name Credit Default Swaps [Member] USD ($)	Mar. 31, 2010 Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 Credit Default Indices [Member] USD ($)	Mar. 31, 2010 Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 Other Credit-Risk Related Portfolio Products [Member] USD ($)	Mar. 31, 2011 Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2010 Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2011 Credit-Risk Related Options and Swaptions [Member] USD ($)	Mar. 31, 2011 Credit-Risk Related Options and Swaptions [Member] JPY (¥)	Mar. 31, 2010 Credit-Risk Related Options and Swaptions [Member] JPY (¥)	Mar. 31, 2011 Total [Member] USD ($)	Mar. 31, 2011 Total [Member] JPY (¥)	Mar. 31, 2010 Total [Member] JPY (¥)
Maximum Potential Payout/Notional	¥ 2,200.00	$ 26.58	¥ 668.00	¥ 1,228.00	$ 14.84	¥ 967.00	$ 0.27	¥ 22.00	¥ 23.00	¥ 25.00	$ 0.30		¥ 3,475.00	$ 41.99	¥ 1,658.00	¥ 1,182.00	$ 14.28	¥ 922.00	¥ 375.00	$ 4.53	¥ 351.00					¥ 1,557.00	$ 18.81	¥ 1,273.00	$ 69.95	¥ 5,789.00	¥ 4,469.00	¥ 5,592.00	$ 67.57	¥ 5,998.00			$ 0.35	¥ 29.00		¥ 11,410.00	$ 137.87	¥ 10,467.00	¥ 5,722.00	$ 69.14	¥ 4,912.00	$ 38.69	¥ 3,202.00	¥ 3,987.00			¥ 154.00	$ 1.86	¥ 2.00	¥ 9,078.00	$ 109.69	¥ 8,901.00	$ 31.25	¥ 2,586.00	¥ 2,201.00	¥ 577.00	$ 6.97	¥ 350.00			¥ 4.00	$ 0.05		¥ 3,167.00	$ 38.27	¥ 2,551.00	¥ 1,454.00	[1]	$ 17.57	[1]	¥ 1,487.00	[1]	¥ 1,692.00	[1]	$ 20.45	[1]	¥ 1,666.00	[1]	$ 42.65	[1]	¥ 3,530.00	[1]	¥ 3,851.00	[1]	[1]	¥ 5.00	[1]	¥ 6,676.00	[1]	$ 80.67	[1]	¥ 7,009.00	[1]	¥ 18,933.00	$ 228.77	¥ 14,659.00	¥ 12,666.00	$ 153.05	¥ 13,319.00	$ 42.92	¥ 3,552.00	¥ 3,874.00	$ 2.56	¥ 212.00	¥ 7.00	$ 427.30	¥ 35,363.00	¥ 31,859.00

[1]	"Other" includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.